Pay vs Performance Disclosure		11 Months Ended	12 Months Ended			25 Months Ended	36 Months Ended
		Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

As described in more detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program has been designed to provide a level of compensation that is strongly dependent upon the achievement of short-term and long-term goals that are aligned with the interests of our stockholders and customers. As such, a substantial portion of pay will only be realized upon strong corporate performance. The Compensation Committee has not designed the compensation program to specifically align the Company’s performance measures with “compensation actually paid” (“CAP”) (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For example, the Company utilizes several performance measures to align executive compensation with Company performance that are not presented in the Pay versus Performance table below.

The following tables and supplemental graphical and narrative information present information about CAP, as defined by Item 402(v) of Regulation S-K, and compares CAP to various performance measures, also in accordance with such rules. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed in “Compensation Discussion and Analysis,” and not in replacement thereof.

Year	(1) Summary Compensation Table (SCT) Total for PEO ($)		(1,2) Compensation Actually Paid (CAP) to PEO ($)		(3) Average SCT total for non- PEO NEOs ($)	(2,3) Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 investment based on: ($)		Net Income ($) (in millions)	Company Selected Measure
	Lauber	Fletcher	Lauber	Fletcher			(4) WEC TSR	(5) Peer Group TSR		Earnings Per Share (diluted) ($)
2022	8,149,461	8,151,511	9,721,228	17,332,947	4,358,213	5,256,205	110.80	111.03	1,408.1	4.45
2021	—	18,481,871	—	14,249,651	4,911,241	4,273,523	111.34	110.07	1,300.3	4.11
2020	—	18,136,171	—	15,590,856	4,686,918	4,030,865	102.49	95.94	1,199.9	3.79

(1)	On February 1, 2022, Mr. Lauber succeeded Mr. Fletcher as CEO.

(2)	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber and Fletcher, and the average CAP to our non-PEO NEOs, the following adjustments were made to the SCT total compensation for the applicable fiscal year:

SCT to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total		Additions to SCT Total					CAP ($)
		Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years’ Awards Unvested at Fiscal Year- End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years’ Awards that Vested in Fiscal Year ($)
Lauber SCT to CAP Reconciliation
2022	8,149,461	101,995	3,677,045	47,302	4,020,237	242,593	—	1,040,675	9,721,228
2021	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Fletcher SCT to CAP Reconciliation
2022	8,151,511	1,979,992	4,288,062	12,250,001	—	—	1,481,678	1,717,811	17,332,947
2021	18,481,871	11,056,456	3,241,666	8,455,950	3,723,169	(1,556,840)	—	(556,377)	14,249,651
2020	18,136,171	11,037,728	3,109,135	7,556,108	3,386,570	633,130	—	25,740	15,590,856
Average Non-PEO NEOs SCT to CAP Reconciliation
2022	4,358,213	26,676	1,792,062	20,685	1,917,304	166,101	—	612,640	5,256,205
2021	4,911,241	131,911	2,041,373	10,922	2,317,488	(630,017)	—	(162,827)	4,273,523
2020	4,686,918	737,721	2,018,131	20,354	1,387,432	293,022	412,305	(13,314)	4,030,865

(a)	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.

(c)	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year due to the retirement of a NEO; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)	The non-PEO NEOs for each of the years shown were as follows:

•	2022: Messrs. Klappa and Garvin, and Mmes. Liu and Kelsey

•	2021: Messrs. Klappa and Lauber, and Mmes. Liu and Kelsey

•	2020: Messrs. Lauber, Klappa, Garvin, and Kuester, and Mmes. Liu, and Kelsey

(4)	Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2019 through the end of such covered fiscal year.

(5)	Represents the Total Shareholder Return (“TSR”) of the Custom Peer Index Group, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Compensation Committee determined that PG&E was no longer an appropriate peer comparison and approved its removal from, and the addition of Dominion Energy, Inc. to, the 2022 Custom Peer Index Group. Prior to these changes, the Custom Peer Index Group TSR would have been $115.80 for 2022. For information about the Custom Peer Index Group, including the changes made, see “Performance Graph” in the Company’s 2022 Annual Report.

Company Selected Measure Name			Earnings Per Share (diluted)
Named Executive Officers, Footnote [Text Block]	The non-PEO NEOs for each of the years shown were as follows:
•	2022: Messrs. Klappa and Garvin, and Mmes. Liu and Kelsey

•	2021: Messrs. Klappa and Lauber, and Mmes. Liu and Kelsey

•	2020: Messrs. Lauber, Klappa, Garvin, and Kuester, and Mmes. Liu, and Kelsey

Peer Group Issuers, Footnote [Text Block]			Represents the Total Shareholder Return (“TSR”) of the Custom Peer Index Group, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Compensation Committee determined that PG&E was no longer an appropriate peer comparison and approved its removal from, and the addition of Dominion Energy, Inc. to, the 2022 Custom Peer Index Group. Prior to these changes, the Custom Peer Index Group TSR would have been $115.80 for 2022. For information about the Custom Peer Index Group, including the changes made, see “Performance Graph” in the Company’s 2022 Annual Report.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber and Fletcher, and the average CAP to our non-PEO NEOs, the following adjustments were made to the SCT total compensation for the applicable fiscal year:

SCT to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total		Additions to SCT Total					CAP ($)
		Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years’ Awards Unvested at Fiscal Year- End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years’ Awards that Vested in Fiscal Year ($)
Lauber SCT to CAP Reconciliation
2022	8,149,461	101,995	3,677,045	47,302	4,020,237	242,593	—	1,040,675	9,721,228
2021	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Fletcher SCT to CAP Reconciliation
2022	8,151,511	1,979,992	4,288,062	12,250,001	—	—	1,481,678	1,717,811	17,332,947
2021	18,481,871	11,056,456	3,241,666	8,455,950	3,723,169	(1,556,840)	—	(556,377)	14,249,651
2020	18,136,171	11,037,728	3,109,135	7,556,108	3,386,570	633,130	—	25,740	15,590,856
Average Non-PEO NEOs SCT to CAP Reconciliation
2022	4,358,213	26,676	1,792,062	20,685	1,917,304	166,101	—	612,640	5,256,205
2021	4,911,241	131,911	2,041,373	10,922	2,317,488	(630,017)	—	(162,827)	4,273,523
2020	4,686,918	737,721	2,018,131	20,354	1,387,432	293,022	412,305	(13,314)	4,030,865

(a)	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.

(c)	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year due to the retirement of a NEO; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	[1]		$ 4,358,213	$ 4,911,241	$ 4,686,918
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]		$ 5,256,205	4,273,523	4,030,865
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber and Fletcher, and the average CAP to our non-PEO NEOs, the following adjustments were made to the SCT total compensation for the applicable fiscal year:

SCT to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total		Additions to SCT Total					CAP ($)
		Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years’ Awards Unvested at Fiscal Year- End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years’ Awards that Vested in Fiscal Year ($)
Lauber SCT to CAP Reconciliation
2022	8,149,461	101,995	3,677,045	47,302	4,020,237	242,593	—	1,040,675	9,721,228
2021	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Fletcher SCT to CAP Reconciliation
2022	8,151,511	1,979,992	4,288,062	12,250,001	—	—	1,481,678	1,717,811	17,332,947
2021	18,481,871	11,056,456	3,241,666	8,455,950	3,723,169	(1,556,840)	—	(556,377)	14,249,651
2020	18,136,171	11,037,728	3,109,135	7,556,108	3,386,570	633,130	—	25,740	15,590,856
Average Non-PEO NEOs SCT to CAP Reconciliation
2022	4,358,213	26,676	1,792,062	20,685	1,917,304	166,101	—	612,640	5,256,205
2021	4,911,241	131,911	2,041,373	10,922	2,317,488	(630,017)	—	(162,827)	4,273,523
2020	4,686,918	737,721	2,018,131	20,354	1,387,432	293,022	412,305	(13,314)	4,030,865

(a)	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.

(c)	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year due to the retirement of a NEO; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP v. TSR

As demonstrated in the following graph, the amount of compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with the Company’s TSR performance. A substantial portion of the compensation awarded to each of the NEOs is long-term incentive compensation. For most of the NEOs, performance unit awards comprise 65% of the long-term incentive compensation granted each year, with vesting primarily based upon the Company’s TSR performance against its peer group. As discussed further in “Compensation Discussion and Analysis,” the performance units granted in 2020, which vested at the end of the three-year performance period ended December 31, 2022, provided a payout that was less than target. See the Five-Year Cumulative Return and Total Stockholder Returns graphs in “Compensation Discussion and Analysis – Executive Summary” for information on the Company’s TSR performance over the 5- and 10-year periods ended December 31, 2022, which exceeded the performance of its peer group.

Compensation Actually Paid vs. Net Income [Text Block]

CAP v. Net Income and Earnings Per Share (Company-Selected Measure)

As demonstrated by the following graphs, during the cumulative three-year period ended December 31, 2022, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with the Company’s net income and EPS performance. Pursuant to the terms of the Company’s short-term performance plan, almost 75% of the payout was based upon the Company’s performance against EPS goals, of which net income is a key component. Almost 25% was based upon the Company’s performance against cash flow goals. As discussed further in “Compensation Discussion and Analysis,” for 2022, the target level payout under the Company’s short-term performance plan with respect to EPS was set at the high end of the Company’s long-term EPS growth goal, and the maximum payout was set above the long-term EPS growth goal. The Company’s strong performance against the EPS and cash flow goals in 2022 resulted in maximum level payouts for each measure.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures

The following represents the most important financial performance measures used by WEC Energy Group to link compensation actually paid to each NEO for the most recently completed fiscal year to company performance:

Earnings Per Share	Net Income	Cash Flow	Return on Equity

Achievement of the Company’s goals with respect to the financial measures highlighted above should drive strong TSR performance for the Company relative to its peers, which is an important component of our compensation program as more fully described in “Compensation Discussion and Analysis – Long-Term Incentive Compensation”.

Total Shareholder Return Amount	[3]		$ 110.8	111.34	102.49
Peer Group Total Shareholder Return Amount	[4]		111.03	110.07	95.94
Net Income (Loss)			$ 1,408,100,000	$ 1,300,300,000	$ 1,199,900,000
Company Selected Measure Amount			4.45	4.11	3.79
PEO Name		Mr. Lauber				Mr. Fletcher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Return on Equity
Lauber [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		$ 8,149,461
PEO Actually Paid Compensation Amount	[2],[5]		9,721,228
Fletcher [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		8,151,511	$ 18,481,871	$ 18,136,171
PEO Actually Paid Compensation Amount	[2],[5]		17,332,947	14,249,651	15,590,856
PEO [Member] | Lauber [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			101,995
PEO [Member] | Lauber [Member] | Equity-based Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		3,677,045
PEO [Member] | Lauber [Member] | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		47,302
PEO [Member] | Lauber [Member] | Change in Value of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		4,020,237
PEO [Member] | Lauber [Member] | Change in Value of Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		242,593
PEO [Member] | Lauber [Member] | Change in Value of Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		1,040,675
PEO [Member] | Fletcher [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,979,992	11,056,456	11,037,728
PEO [Member] | Fletcher [Member] | Equity-based Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		4,288,062	3,241,666	3,109,135
PEO [Member] | Fletcher [Member] | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		12,250,001	8,455,950	7,556,108
PEO [Member] | Fletcher [Member] | Change in Value of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			3,723,169	3,386,570
PEO [Member] | Fletcher [Member] | Change in Value of Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			(1,556,840)	633,130
PEO [Member] | Fletcher [Member] | Change in Value of Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		1,717,811	(556,377)	25,740
PEO [Member] | Fletcher [Member] | Value of Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		1,481,678
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			26,676	131,911	737,721
Non-PEO NEO [Member] | Equity-based Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		1,792,062	2,041,373	2,018,131
Non-PEO NEO [Member] | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		20,685	10,922	20,354
Non-PEO NEO [Member] | Change in Value of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		1,917,304	2,317,488	1,387,432
Non-PEO NEO [Member] | Change in Value of Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		166,101	(630,017)	293,022
Non-PEO NEO [Member] | Change in Value of Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		$ 612,640	$ (162,827)	(13,314)
Non-PEO NEO [Member] | Value of Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]				$ 412,305

[1]	The non-PEO NEOs for each of the years shown were as follows:
•	2022: Messrs. Klappa and Garvin, and Mmes. Liu and Kelsey

•	2021: Messrs. Klappa and Lauber, and Mmes. Liu and Kelsey

•	2020: Messrs. Lauber, Klappa, Garvin, and Kuester, and Mmes. Liu, and Kelsey

[2]	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber and Fletcher, and the average CAP to our non-PEO NEOs, the following adjustments were made to the SCT total compensation for the applicable fiscal year:

SCT to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total		Additions to SCT Total					CAP ($)
		Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years’ Awards Unvested at Fiscal Year- End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years’ Awards that Vested in Fiscal Year ($)
Lauber SCT to CAP Reconciliation
2022	8,149,461	101,995	3,677,045	47,302	4,020,237	242,593	—	1,040,675	9,721,228
2021	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Fletcher SCT to CAP Reconciliation
2022	8,151,511	1,979,992	4,288,062	12,250,001	—	—	1,481,678	1,717,811	17,332,947
2021	18,481,871	11,056,456	3,241,666	8,455,950	3,723,169	(1,556,840)	—	(556,377)	14,249,651
2020	18,136,171	11,037,728	3,109,135	7,556,108	3,386,570	633,130	—	25,740	15,590,856
Average Non-PEO NEOs SCT to CAP Reconciliation
2022	4,358,213	26,676	1,792,062	20,685	1,917,304	166,101	—	612,640	5,256,205
2021	4,911,241	131,911	2,041,373	10,922	2,317,488	(630,017)	—	(162,827)	4,273,523
2020	4,686,918	737,721	2,018,131	20,354	1,387,432	293,022	412,305	(13,314)	4,030,865

(a)	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.

(b)	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.

(c)	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year due to the retirement of a NEO; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

[3]	Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2019 through the end of such covered fiscal year.
[4]	Represents the Total Shareholder Return (“TSR”) of the Custom Peer Index Group, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Compensation Committee determined that PG&E was no longer an appropriate peer comparison and approved its removal from, and the addition of Dominion Energy, Inc. to, the 2022 Custom Peer Index Group. Prior to these changes, the Custom Peer Index Group TSR would have been $115.80 for 2022. For information about the Custom Peer Index Group, including the changes made, see “Performance Graph” in the Company’s 2022 Annual Report.
[5]	On February 1, 2022, Mr. Lauber succeeded Mr. Fletcher as CEO.
[6]	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.
[7]	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.
[8]	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year due to the retirement of a NEO; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.